Fair Value of Assets and Liabilities - Servicing Rights (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Servicing Assets And Liabilities Fair Value [Line Items]
Market servicing rate	0.625%	0.625%
Market rate for collection fee	0.07%	0.07%
Weighted average market servicing rate	0.695%	0.695%
Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Market servicing rate	0.625%	0.625%
Market rate for collection fee	0.07%	0.07%
Weighted average market servicing rate	0.695%	0.695%
Minimum
Servicing Assets And Liabilities Fair Value [Line Items]
Discount rate	15.00%	15.00%
Default rate	1.50%	1.50%
Prepayment rate	13.50%	13.60%
Minimum | Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Discount rate	15.00%	15.00%
Default rate	1.50%	1.50%
Prepayment rate	13.50%	13.60%
Maximum
Servicing Assets And Liabilities Fair Value [Line Items]
Discount rate	25.00%	25.00%
Default rate	16.10%	15.20%
Prepayment rate	30.20%	26.60%
Maximum | Prosper Funding LLC
Servicing Assets And Liabilities Fair Value [Line Items]
Discount rate	25.00%	25.00%
Default rate	16.10%	15.20%
Prepayment rate	30.20%	26.60%